Segment Information - Accounts Receivable for Services (Detail) (NPL services [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
NPL services [Member]
Accounts receivable for NPL services	$ 8,179	$ 6,205